3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (f) Equipment, vehicles and furniture: Schedule of annual depreciation of equipment, vehicles and furniture (Details)	12 Months Ended
Jan. 31, 2025
Vehicles
Depreciation method, property, plant and equipment	30% declining balance
Computer equipment
Depreciation method, property, plant and equipment	30% to 45% declining balance
Office equipment
Depreciation method, property, plant and equipment	20% declining balance